Other Payables, Including Derivatives	12 Months Ended
Dec. 31, 2018
Disclosure of other payables, including derivatives [Abstract]
Other Payables, Including Derivatives
Note 15 - Other Payables, Including Derivatives

Composition

	December 31,
	2017	2018
	NIS millions	NIS millions
Employees and related liabilities	133	116
Government institutions	29	32
Interest payable	54	63
Accrued expenses	1	4
Deferred revenue	42	41
Derivative financial instruments	18	1
	277	257